Ordinary Shares, Preferred Shares, Warrants, Restricted Shares and Options (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Schedule of ordinary shares

	Number of shares		Number of shares
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	December 31, 2019		December 31, 2018

Ordinary shares	100,000,000	7,989,061	100,000,000	6,304,677
Preferred shares	5,000,000	-	5,000,000	-

Schedule of stock option activities and related information

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic- value

Outstanding as of December 31, 2018	25,000	$0.001	9.05	$39,725

Outstanding as of December 31, 2019	25,000	$0.001	8.05	$39,725

Exercisable as of December 31, 2019	-	$-	-	$-

Schedule of stock based compensation
	Year Ended December 31,
	2019	2018	2017
	(U.S. dollars in thousands)

Selling and marketing expenses	$84	$52	$-
General and administrative expenses	110	39	-
Cost of revenues	94	39	-
	$288	$91	$-